Jordan K. Thomsen Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 973 802-4193 jordan.thomsen@prudential.com

December 16, 2016

Alberto Zapata
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:     VUL Protector® Variable Universal Life
            Pruco Life Insurance Company
Pruco Life Variable Universal Account
File Nos. 811-05826 and 333-158634

Dear Mr. Zapata:

Pruco Life Insurance Company (“Pruco Life”) is filing Post-Effective Amendment (“PEA”) No. 18 to the above-referenced registration statement on Form N-6.  This amendment is being filed pursuant to Rule 485(b), for the purpose of including in this Registration Statement a new rider supplement, as well as incorporating comments received by the Staff.  The PEA amends the new rider supplement as specifically noted herein.  In addition other non-material amendments have been made to update other portions of the currently effective Registration Statement. Once the Registration Statement becomes effective, and subject to state approval, the current version of VUL Protector® will replace the previous version for new offers and sales.

The above-referenced variable universal life insurance contract is issued by Pruco Life and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”).  The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration #811-05826.

On September 16, 2016, Pruco Life filed a Registration Statement via Rule 485(a).  This filing consisted of a supplement to Pruco Life’s VUL Protector® Variable Universal Life prospectus to introduce a new version of the product’s accelerated death benefit rider, the BenefitAccess Rider.  On November 14, 2016, Pruco Life filed a 485BXT to delay effectiveness of this filing for a thirty day period. On December 12, 2016, Pruco Life filed a second 485BXT to delay effectiveness of this filing until December 16, 2016.  On December 15, 2016, Pruco Life filed a third 485BXT to delay effectiveness of this filing until December 19, 2016.

We have addressed the oral comments we received from the Staff via telephone as detailed below. Under separate cover as a courtesy, we will provide you with a marked version of the prospectus supplement to reflect disclosure changes made in response to the Staff’s comments.

Comment  1: Page Numbers
For each section modified in the Supplement, please provide a cross reference to the corresponding page numbers in the base prospectus.

Response 1:
The Supplement has been updated to include references to the corresponding page numbers in the base product prospectus.

Comment 2: Terminology
Please define or find an alternate, plain English, expression for “pro rata” and “per diem”.

Response 2:
We use have used plain English versions of these terms.

Comment 3: Summary of Charges and Expenses
Please include the footnote to the BenefitAccess Rider charge that appears in the product prospectus in this Supplement.

Response 3:
The referenced footnote has been added to the fee table in the Supplement:

Comment 4: Make Corresponding Changes
Please make corresponding and conforming changes to the other Registration Statements.

Response 4:
Conforming changes have been made to all four Registration Statements and are addressed in those separate Rule 485(b) filings.

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Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Very truly yours,

  /s/ Jordan K. Thomsen

Jordan K. Thomsen
Vice President and Corporate Counsel